Earnings Per Share (Details)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share [Abstract]
Weighted-average common shares – basic	167,555,407	172,629,748
Restricted stock awards (in shares)	255,000	244,000
Weighted-average common shares – diluted	167,810,319	172,873,930